Subsequent Events	12 Months Ended
Dec. 31, 2017
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Subsequent Events

NOTE 27. SUBSEQUENT EVENTS

During the period from January 1 to April 27, 2018, PEMEX participated in the following financing activities:

•	On February, 12, 2018, Petróleos Mexicanos issued U.S. $4,000,000 of debt securities under its U.S. $92,000,000 Medium-Term Notes Program, Series C, in two tranches: (1) U.S. $2,500,000,000 5.35% Notes due 2028 and (2) U.S. $1,500,000,000 6.35% Bonds due 2048. All debt securities under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services.

•	On February 12, 2018, Petróleos Mexicanos consummated an exchange offer pursuant to which it exchanged (1) U.S. $952,454, aggregate principal amount of its outstanding 5.500% Bonds due 2044 for U.S. $881,899, aggregate principal amount of its new 6.350% Bonds due 2048 and (2) U.S. $1,021,065, aggregate principal amount of its outstanding 5.6250% Bonds due 2046 for U.S. $946,764, aggregate principal amount of its 6.350% Bonds due 2048.

•	On March 5, 2018, Petróleos Mexicanos consummated a tender offer pursuant to which it purchased U.S. $138,598, aggregate principal amount of its outstanding 3.125% Notes due 2019, U.S. $558,644 aggregate principal amount of its outstanding 5.500% Notes due 2019, U.S. $91,843 aggregate principal amount of its outstanding 8.000% Notes due 2019, U.S. $183,017 aggregate principal amount of its outstanding 6.000% Notes due 2020 and U.S. $817,303 aggregate principal amount of its outstanding 3.500% Notes due 2020.

Between January 1 to April 27, 2018, PMI HBV obtained U.S. $7,126,000 and repaid U.S. $6,126,000 in financing from its revolving credit lines. As of April 27, 2018, the outstanding amount under these revolving credit lines was U.S. $1,227,500.

As of April 27, 2018, the Mexican peso-U.S. dollar exchange rate was Ps. 19.0530 per U.S. dollar, which represents a 3.7% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2017, which was Ps. 19.7867 per U.S. dollar.

As of April 27, 2018, the weighted average price of the crude oil exported by PEMEX was U.S. $60.89 per barrel. This represents a price increase of approximately 8.3% as compared to the average price as of December 31, 2017, which was U.S. $56.19 per barrel.

In March 2018, Pemex Exploration and Production was summoned before the International Centre for Dispute Resolution of the American Arbitration Association in connection with an arbitration claim (No. 01-18-0001-1499) filed by Loadmaster Universal Rigs, Inc., Loadmaster Drilling Technologies, LLC, Ulterra Drilling Technologies Mexico, S.A. de C.V. and Kennedy Fabricating, LLC seeking U.S. $139,870 in connection with the construction and acquisition of modular drilling equipment. Pemex Exploration and Production is currently analyzing the legal actions available to it in response to this claim.